UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-PX

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ANNUAL REPORT OF PROXY VOTING RECORD
OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-6027
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KAVILCO INCORPORATED
(Exact name of registrant as specified in charter)

600 University Street, Suite 3010, Seattle, Washington 98101-1129
(Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (206) 624-6166
Date of fiscal year end: December 31, 2010
Date of reporting period: July 1, 2009 - June 30, 2010

Item 1. Proxy Voting Record

Description	Mgmt Rec	Vote Cast	Sponsor

Issuer: AT&T Inc.
Ticker: T
CUSIP: 00206R102
Meeting Date: 04/30/10
Record Date: 03/02/10
Election of Directors	FOR	FOR	MGMT
Ratification of selection of independent auditors	FOR	FOR	MGMT
Proposal regarding cumulative voting	AGAINST	AGAINST	SHLDR
Proposal regarding pension credit policy	AGAINST	AGAINST	SHLDR
Proposal regarding advisory vote on compensation	AGAINST	AGAINST	SHLDR
Proposal regarding special stockholder meetings	AGAINST	AGAINST	SHLDR

Issuer: AvalonBay Communities, Inc.
Ticker: AVB
CUSIP: 053484101
Meeting Date: 05/19/10
Record Date: 03/05/10
Election of Directors	FOR	FOR	MGMT
Ratification of selection of Ernst & Young LLP as independent auditors	FOR	FOR	MGMT

Issuer: CenturyTel, Inc.
Ticker: CTL
CUSIP: 156700106
Meeting Date: 05/20/10
Record Date: 03/22/10
Election of Directors	FOR	FOR	MGMT
Ratification of selection of KPMG LLP as independent auditor	FOR	FOR	MGMT
Proposal to amend Articles of Incorporation to change name to CenturyLink, Inc.	FOR	FOR	MGMT
Proposal to approve 2010 executive officer short-term incentive plan	FOR	FOR	MGMT
Proposal regarding network management practices	AGAINST	AGAINST	SHLDR
Proposal regarding limitation of executive compensation	AGAINST	AGAINST	SHLDR
Proposal regarding executive stock retention	AGAINST	AGAINST	SHLDR
Proposal regarding executive compensation advisory votes	AGAINST	AGAINST	SHLDR

Issuer: Consolidated Edison, Inc.
Ticker: ED
CUSIP: 209115104
Meeting Date: 05/17/10
Record Date: 03/30/10
Election of Directors	FOR	FOR	MGMT
Ratification of appointment of independent accountants	FOR	FOR	MGMT
Proposal for addtional compensation information	AGAINST	AGAINST	SHLDR

Issuer: iShares iBoxx$ Investment Grade Corp. Bond Fund
Ticker: LQD
CUSIP: 464287242
Special Meeting Date: 11/04/09
Record Date: 08/25/09
Proposal to aprrove a new investment advisory agreement between each company, on behalf of each of its funds, and Barclay's Global Fund advisors	FOR	FOR	MGMT

Issuer: Microsoft Corporation
Ticker: MSFT
CUSIP: 594918104
Meeting Date: 11/19/09
Record Date: 09/04/09
Election of Directors	FOR	FOR	MGMT
Ratification of selection of Deloitte & Touche LLP as independent auditor	FOR	FOR	MGMT
Approval of amendments to amended and restated Articles of Incorporation	FOR	FOR	MGMT
Approval of advisory vote on executive compensation	FOR	FOR	MGMT
Proposal regarding adoption of healthcare reform principles	AGAINST	AGAINST	SHLDR
Proposal regarding disclosure of charitable contributions	AGAINST	AGAINST	SHLDR

Issuer: ONEOK, Inc.
Ticker: OKE
CUSIP: 682680103
Meeting Date: 05/20/10
Record Date: 03/22/10
Election of Directors	FOR	FOR	MGMT
Ratification of selection of PricewaterhouseCoopers LLP as independent auditor	FOR	FOR	MGMT

Issuer: Progress Energy, Inc.
Ticker: PGN
CUSIP: 743263105
Meeting Date: 05/12/10
Record Date: 03/05/10
Election of Directors	FOR	FOR	MGMT
Ratification of selection of Deloitte & Touche LLP as independent auditor	FOR	FOR	MGMT
Proposal regarding adoption of a "hold-into-retirement" policy for equity awards	AGAINST	AGAINST	SHLDR

Issuer: Royal Dutch Shell PLC
Ticker: RDS/A
CUSIP: 780259206
Meeting Date: 05/18/10
Record Date: 04/08/10
Adoption of Annual Report & Accounts	FOR	FOR	MGMT
Approval of Remuneration Report	FOR	FOR	MGMT
Election of Directors	FOR	FOR	MGMT
Ratification of selection of independent auditors	FOR	FOR	MGMT
Remuneration of auditors	FOR	FOR	MGMT
Approval of authority to allot shares	FOR	FOR	MGMT
Approval of disapplication of pre-emption rights	FOR	FOR	MGMT
Approval of authority to purchase own shares	FOR	FOR	MGMT
Approval of authority for Scrip Dividend Scheme	FOR	FOR	MGMT
Approval of authority for certain donations and expenditure	FOR	FOR	MGMT
Approval of adoption of new Articles of Association	FOR	FOR	MGMT
Shareholder resolution	AGAINST	AGAINST	SHLDR

Issuer: Sanofi-Aventis
Ticker: SNY
CUSIP: 80105N105
Meeting Date: 05/17/10
Record Date: 04/07/10
Proposal regarding approval of the individual company financial statements for the year ended December 31, 2009	FOR	FOR	MGMT
Proposal regarding approval of the consolidated company financial statements for the year ended December 31, 2009	FOR	FOR	MGMT
Approval of the appropriation of profits; declaration of dividend	FOR	FOR	MGMT
Approval of the statutory auditors' special report prepared in accordance with Article L.225-40 of the Commercial Code	FOR	FOR	MGMT
Ratification of the co-opting of a director: Mr. Serge Weinberg	FOR	FOR	MGMT
Approval of the non-reappointment of a director/appointment of a director: Ms. Catherine Brechignac	FOR	FOR	MGMT
Approval of the re-appointment of directors	FOR	FOR	MGMT
Authorization to the board of directors to carry out transactions in shares issued by the company	FOR	FOR	MGMT
Approval of the amendment to Article 11 of the Articles of Association	FOR	FOR	MGMT
Approval of the powers for formalities	FOR	FOR	MGMT

Issuer: Scana Corporation
Ticker: SCG
CUSIP: 80589M102
Meeting Date: 05/06/10
Record Date: 03/17/10
Election of Directors	FOR	FOR	MGMT
Approval of amended and restated long-term equity compensation plan	FOR	FOR	MGMT
Approval of appointment of independent registered public accounting firm	FOR	FOR	MGMT

Issuer: The Southern Company
Ticker: SO
CUSIP: 842587107
Meeting Date: 05/26/10
Record Date: 03/30/10
Election of Directors	FOR	FOR	MGMT
Ratification of selection of Deloitte & Touche LLP as independent auditor	FOR	FOR	MGMT
Proposal regarding amendment of company's by-laws regarding majority voting and cumulative voting	FOR	FOR	MGMT
Proposal regarding amendment of company's certificate of incorporation regarding cumulative voting	FOR	FOR	MGMT
Proposal regarding amendment of company's certificate of incorporation to increase number of authorized shares of common stock	FOR	FOR	MGMT
Proposal regarding climate change environmental report	AGAINST	AGAINST	SHLDR
Proposal regarding coal combustion byproducts environmental report	AGAINST	AGAINST	SHLDR

Issuer: Unilever PLC
Ticker: UL
CUSIP: 904767704
Meeting Date: 05/12/10
Record Date: 03/22/10
To receive the Report and Accounts for the year ended 31 December 2009		WITHHELD	MGMT
To approve the Directors' Remuneration Report for the year ended 31 December 2009		WITHHELD	MGMT
Election of Directors	FOR	FOR	MGMT
Ratification of selection of PricewaterhouseCoopers LLP as auditors of the company	FOR	FOR	MGMT
Approval to authorize the Directors to fix the remuneration of the auditors	FOR	FOR	MGMT
Approval to renew the authority to Directors to issue shares	FOR	FOR	MGMT
Approval to renew the authority to Directors to disapply pre-emption rights	FOR	FOR	MGMT
Approval to renew the authority to the Company to purchase its own shares	FOR	FOR	MGMT
Approval to authorize Political Donations and Expenditure	FOR	FOR	MGMT
Approval to shorten the Notice period for General Meetings	FOR	FOR	MGMT
Approval of the Management Co-investment Plan	FOR	FOR	MGMT
Approval to adopt new Articles of Association of the Company	FOR	FOR	MGMT

Issuer: Verizon Communications Inc.
Ticker: VZ
CUSIP: 92343V104
Meeting Date: 05/06/10
Record Date: 03/08/10
Election of Directors	FOR	FOR	MGMT
Ratification of selection of Ernst & Young LLP as independent auditor	FOR	FOR	MGMT
Approval advisory vote related to executive compensation	FOR	FOR	MGMT
Proposal to prohibit granting stock options	AGAINST	AGAINST	SHLDR
Proposal regarding gender identity non-discrimination policy	AGAINST	AGAINST	SHLDR
Proposal regarding performance stock unit performance thresholds	AGAINST	AGAINST	SHLDR
Proposal regarding shareholder right to call a special meeting	AGAINST	AGAINST	SHLDR
Proposal to adopt and disclose succession planning policy	AGAINST	AGAINST	SHLDR
Proposal regarding shareholder approval of benefits paid after death	AGAINST	AGAINST	SHLDR
Proposal regarding executive stock retention requirements	AGAINST	AGAINST	SHLDR

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAVILCO INCORPORATED
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(Registrant)

BY:	/s/ Louis A. Thompson
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Louis A. Thompson Chief Executive Officer/President

DATE:	July 20, 2010